Schedule of measured warrants (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Warrant Liability
Beginning Balance	$ 4,868,703	$ 14,135,321
Change in fair value	(3,940,303)	165,013
Foreign exchange	(69,213)	281,619
Ending Balance	$ 859,187	14,627,215
Issued on conversion of convertible debt		154,265
Exercised		$ (109,003)